Fresh-Start Reporting - Enterprise value - Predecessor (Details) $ / shares in Units, shares in Thousands, $ in Thousands	Aug. 27, 2020 USD ($) $ / shares shares
Reorganization, Chapter 11 [Line Items]
Implied value of Successor Company common stock	$ 1,503,735
Chapter 11, Predecessor, before Adjustment
Reorganization, Chapter 11 [Line Items]
Enterprise value	1,150,000
Plus: Cash	92,009
Less: Borrowings under accounts receivable facility	(48,886)
Less: Fair value of debt	(514,950)
Less: Fair value of warrants	(11,200)
Implied value of Successor Company common stock	$ 666,973
Shares issued upon emergence (Class A and B common stock) | shares	4,000
Per share | $ / shares	$ 167